Convertible Notes - Summary of Convertible Notes (Details) (USD $)							12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Mar. 07, 2011	Jan. 31, 2011	Dec. 28, 2010	Jul. 01, 2010	Apr. 30, 2012 Fair Value [Member]	Apr. 30, 2011 Fair Value [Member]	Apr. 30, 2012 CarryingAmountMember	Apr. 30, 2011 CarryingAmountMember
Begining balance	$ 9,726,981	$ 6,666,263					$ 9,451,069		$ 66,666,263
Issued								9,601,069		5,909,799
Interest and accretion										856,307
Conversion of Senior I Notes								(150,000)	2,155,459	(99,843)
Accrued interest applied to principal							275,911		275,911
Ending balance	9,726,981	6,666,263					9,726,980	9,451,069	9,097,633	66,666,263
Senior I Note current portion	2,529,200	1,626,243	4,600,000	4,600,000	4,600,000	2,500,000	(2,529,200)		(2,529,200)
Long-term portion	$ 6,568,433	$ 5,040,020					$ 7,197,781		$ 6,568,433